INCOME TAXES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current:
Current year	$ (650)	$ 1,524
Adjustments to current income tax of prior years	(9)	28
Deferred:
Origination and reversal of temporary differences	(973)	(819)
Adjustments in respect of deferred income tax of prior years	(52)	83
Changes in tax rates and legislation	(106)	(1,124)
Movement in unrecognized deferred income tax assets	12	(58)
Total income tax recovery	$ (1,778)	$ (366)